CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - CNY (¥)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Consolidated Statements of Operations and Comprehensive Income/(Loss)
Unrealized gains/(losses), tax	¥ 0	¥ 0
Reclassification adjustment for (gains)/losses recorded in net income, tax	¥ 0	¥ 0